Warrants, Summary of Assumptions Used in Estimating Fair Values of Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Aug. 03, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			860,065
Series E Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price of the warrant	$ 1.86205		$ 6.5
Expected term of the warrant (in years)	10 years
Initial Valuation Date	February 10, 2022, December 8, 2021 & January 27, 2021
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			153,741
Liability			$ 268,521
Series E Warrants [Member] | PWERM Method [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price of the warrant		$ 1.86205
Price of the underlying share - stay private		$ 2.94
Volatility		36.71%
Risk-free rate		1.78%
Price of the underlying share after conversion		$ 5.64
Fair value		$ 3.2
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		912,972
Liability		$ 2,922
Series E Warrants [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Price of the underlying share - stay private	$ 2.2
Volatility	36.38%
Risk-free rate	0.87%
Series E Warrants [Member] | Minimum [Member] | PWERM Method [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term of the warrant (in years)		4 months 24 days
Series E Warrants [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Price of the underlying share - stay private	$ 3.79
Volatility	40.64%
Risk-free rate	2.03%
Series E Warrants [Member] | Maximum [Member] | PWERM Method [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term of the warrant (in years)		9 years 10 months 24 days
Series C 1 Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price of the warrant	$ 1.2339
Expected term of the warrant (in years)	10 years
Price of the underlying share - stay private	$ 1.25
Volatility	51.90%
Risk-free rate	2.05%
Initial Valuation Date	June 26, 2019
Series C 1 Warrants [Member] | PWERM Method [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price of the warrant		$ 1.2339
Price of the underlying share - stay private		$ 2.76
Volatility		36.95%
Risk-free rate		1.77%
Price of the underlying share after conversion		$ 5.64
Fair value		$ 3.71
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		648,350
Liability		$ 2,408
Series C 1 Warrants [Member] | Minimum [Member] | PWERM Method [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term of the warrant (in years)		4 months 24 days
Series C 1 Warrants [Member] | Maximum [Member] | PWERM Method [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term of the warrant (in years)		8 years 2 months 12 days
Common Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price of the warrant	$ 0.2		$ 0.7
Expected term of the warrant (in years)	10 years
Price of the underlying share - stay private	$ 0.2
Volatility	60.00%
Risk-free rate	2.21%
Initial Valuation Date	June 1, 2017
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			551,022
Liability			$ 1,924,790
Common Warrants [Member] | PWERM Method [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price of the warrant		$ 0.2
Price of the underlying share - stay private		$ 1.85
Volatility		38.11%
Risk-free rate		1.64%
Price of the underlying share after conversion		$ 2.82
Fair value		$ 2.21
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,924,790
Liability		$ 4,260
Common Warrants [Member] | Minimum [Member] | PWERM Method [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term of the warrant (in years)		4 months 24 days
Common Warrants [Member] | Maximum [Member] | PWERM Method [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term of the warrant (in years)		5 years 3 months 18 days
Series B Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price of the warrant	$ 0.822		$ 2.87
Expected term of the warrant (in years)	10 years
Price of the underlying share - stay private	$ 0.82
Volatility	60.41%
Risk-free rate	1.57%
Initial Valuation Date	September 1, 2016
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			83,788
Liability			$ 146,341
Series B Warrants [Member] | PWERM Method [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price of the warrant		$ 0.822
Price of the underlying share - stay private		$ 3.7
Volatility		39.30%
Risk-free rate		1.57%
Price of the underlying share after conversion		$ 5.64
Fair value		$ 4.05
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		146,341
Liability		$ 593
Series B Warrants [Member] | Minimum [Member] | PWERM Method [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term of the warrant (in years)		4 months 24 days
Series B Warrants [Member] | Maximum [Member] | PWERM Method [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term of the warrant (in years)		4 years 7 months 6 days
Series A Warrants [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price of the warrant	$ 0.6405		$ 2.24
Expected term of the warrant (in years)	10 years
Price of the underlying share - stay private	$ 0.74
Volatility	66.74%
Risk-free rate	2.21%
Initial Valuation Date	May 22, 2015
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			71,514
Liability			$ 124,903
Series A Warrants [Member] | PWERM Method [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price of the warrant		$ 0.6405
Price of the underlying share - stay private		$ 3.7
Volatility		44.69%
Risk-free rate		1.42%
Price of the underlying share after conversion		$ 5.64
Fair value		$ 4.21
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		124,903
Liability		$ 526
Series A Warrants [Member] | Minimum [Member] | PWERM Method [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term of the warrant (in years)		4 months 24 days
Series A Warrants [Member] | Maximum [Member] | PWERM Method [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term of the warrant (in years)		3 years 3 months 18 days